Capital Management and Risk Policies - Summary of Exposure to Foreign Exchange Risk as of Year End by Change in Type of Currency (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of Foreign Exchange Risk Factor [Line items]
Net (Loss) / Income for the Year	$ (3,829,507,000)	$ 7,277,752,000
Shareholders' Equity	$ 61,847,686,000	67,478,316,000	$ 45,672,878,000	$ 45,672,878,000
Currency risk [member] | Top of range [member] | U.S. Dollar [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ (258)	196
Shareholders' Equity	$ (2,848)	2,154
Currency risk [member] | Top of range [member] | Euro [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 143	59
Shareholders' Equity	$ 1,575	644
Currency risk [member] | Top of range [member] | Canadian Dollar [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 3	3
Shareholders' Equity	$ 366	27
Currency risk [member] | Top of range [member] | Real [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year		1
Shareholders' Equity		21
Currency risk [member] | Top of range [member] | Swiss franc [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 1
Shareholders' Equity	$ 9	7
Currency risk [member] | Top of range [member] | Others [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 5	3
Shareholders' Equity	$ 53	35
Currency risk [member] | Bottom of range [member] | U.S. Dollar [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ 258	(196)
Shareholders' Equity	$ (2,323)	1,763
Currency risk [member] | Bottom of range [member] | Euro [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (143)	(59)
Shareholders' Equity	$ 1,289	527
Currency risk [member] | Bottom of range [member] | Canadian Dollar [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (3)	(3)
Shareholders' Equity	$ 30	21
Currency risk [member] | Bottom of range [member] | Real [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year		(1)
Shareholders' Equity		16
Currency risk [member] | Bottom of range [member] | Swiss franc [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (1)
Shareholders' Equity	$ 7	6
Currency risk [member] | Bottom of range [member] | Others [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (5)	(3)
Shareholders' Equity	$ 43	$ 30